                         SUPPLEMENT DATED JULY 1, 1997
                    TO THE PROSPECTUS DATED JANUARY 2, 1997

                        MORGAN STANLEY MONEY MARKET FUND
                   MORGAN STANLEY TAX-FREE MONEY MARKET FUND
            MORGAN STANLEY GOVERNMENT OBLIGATIONS MONEY MARKET FUND

                               PORTFOLIOS OF THE
                   MORGAN STANLEY FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the investment adviser, administrator and the distributor; and
(ii) supersede all prior supplements. The Prospectus is amended and supplemented as follows:

    On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of Morgan Stanley Asset Management Inc. (the "Adviser") and Van Kampen American Capital Distributors, Inc. (the "Distributor"). The Adviser and the Distributor are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED JULY 1, 1997
                    TO THE PROSPECTUS DATED JANUARY 2, 1997
                         AS SUPPLEMENTED JUNE 19, 1997

                   MORGAN STANLEY EMERGING MARKETS DEBT FUND
                    MORGAN STANLEY GLOBAL FIXED INCOME FUND
                         MORGAN STANLEY HIGH YIELD FUND
                   MORGAN STANLEY WORLDWIDE HIGH INCOME FUND

                               PORTFOLIOS OF THE

                   MORGAN STANLEY FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    The Prospectus is being amended and supplemented to detail the Funds' revised investment policies with respect to certain derivative instruments. The Prospectus is amended and supplemented as follows:

                                 --------------

    The section entitled "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" on pages 23-24 is deleted.

    The section entitled "OPTIONS TRANSACTIONS" on pages 27-28 is deleted.

    The section entitled "STRUCTURED INVESTMENTS" on page 29 is deleted.

    After the section entitled "ZERO COUPONS; PAY-IN-KIND; DEFERRED PAYMENT SECURITIES" on page 30, the following sections are inserted:

    DERIVATIVE INSTRUMENTS

        The Funds are permitted to invest in various derivative instruments for both hedging and non-hedging purposes. Derivative instruments include options, futures and options on futures, structured instruments and structured notes, caps, floors, collars and swaps. Additionally, the Funds may invest in other derivative instruments that are developed over time if their use would be consistent with the objectives of the Funds. Each Fund, other than the Emerging Markets Debt Fund (as described below), will limit its use of the foregoing derivative instruments for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivative instruments. In addition, no Fund, other than the Emerging Markets Debt Fund, will enter into futures contracts and options on futures contracts to the extent that the notional value of its outstanding obligations to purchase securities under such contracts would exceed 20% of its total assets. The Emerging Markets Debt Fund will limit its use of the foregoing derivative instruments to 50% of its total assets measured by the aggregate notional amount of outstanding derivative instruments, provided that no more than 33 1/3% of its total assets are invested, for non-hedging purposes, in derivatives other than futures and options on futures. The Funds' investments in forward foreign currency contracts and derivatives used for hedging purposes are not subject to the limits described above.

        The Funds may use derivatives instruments under a number of different circumstances to further their investment objectives. The Funds may use derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such derivatives. For example, a Fund may purchase derivatives to quickly gain exposure to a market in response to changes in the Fund's asset allocation policy or upon the inflow of investable cash when the derivative provides greater liquidity than the underlying securities market. A Fund may also use derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of a pricing differential between the derivatives and securities markets or because of lower transaction costs associated with the derivatives transaction. Derivatives may also be used by a Fund for hedging purposes and under other circumstances in which a Fund's portfolio managers believe it advantageous to do so consistent with the Fund's investment objective. The Funds will not, however, use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Fund's investment policies, and then only in a manner consistent with such policies.

        Some of the derivative instruments in which the Funds may invest and the risks related thereto are described in more detail below.

    CAPS, FLOORS AND COLLARS

        The Funds may invest in caps, floors and collars, which are instruments analogous to options. In particular, a cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call option. Finally, a collar is an instrument that combines a cap and a floor. That is, the buyer of a collar buys a cap and writes a floor, and the writer of a collar writes a cap and buys a floor. The risks associated with caps, floors and collars are similar to those associated with options. In addition, caps, floors and collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        The Funds may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

        The Funds may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Funds may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the

    Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

        The Funds may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Funds may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.

        The Funds may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Funds may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

        Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Funds may engage in financial futures contracts for hedging and non-hedging purposes.

        Under rules adopted by the Commodity Futures Trading Commission, each Fund may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Fund's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

        Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Fund and the prices of futures and options relating to investments purchased or sold by the Fund, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Fund will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the high degree of leverage involved in futures pricing.

    OPTIONS TRANSACTIONS

        The Funds may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to securities, instruments, indices or baskets thereof in which such Funds may invest, as well as with respect to foreign currency. Purchasing a put option gives a Fund the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option. Purchasing a call option gives a Fund the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option.

        Each Fund also may write (i.e., sell) put and call options on investments held in its portfolio, as well as with respect to foreign currency. A Fund that has written an option receives a premium, which increases the Fund's return on the underlying security or instrument in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Fund will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. The Funds may only write options that are "covered." A covered call option means that so long as the Fund is obligated as the writer of the option, it will earmark or segregate sufficient liquid assets to cover its obligations under the option or own (i) the underlying security or instrument subject to the option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the option, or (iii) a call option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short option position.

        By writing (or selling) a put option, a Fund incurs an obligation to buy the security or instrument underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election. The Funds may also write options that may be exercisable by the purchaser only on a specific date. A Fund that has written a put option will earmark or segregate sufficient liquid assets to cover its obligations under the option or will own a put option on the same underlying security with an equal or higher strike price.

        The Funds may engage in transactions in options which are traded on recognized exchanges or over-the-counter. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such options markets. The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Fund and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

    STRUCTURED INVESTMENTS

        The Emerging Markets Debt, Global Fixed Income and Worldwide High Income Funds may invest a portion of their assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the payments made with respect to Structured Securities of the type in which each Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Each Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than subordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

    STRUCTURED NOTES

        Structured Notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Funds may use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

    SWAPS -- SWAP CONTRACTS

        Swaps and Swap Contracts are derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket thereof or index for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Funds may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

        A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Company's Board of Directors.

        Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid. Swaps that include caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" swaps.

        The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED JULY 1, 1997
                    TO THE PROSPECTUS DATED JANUARY 2, 1997

                        MORGAN STANLEY ASIAN GROWTH FUND
                      MORGAN STANLEY EMERGING MARKETS FUND
                       MORGAN STANLEY GLOBAL EQUITY FUND
                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
                    MORGAN STANLEY INTERNATIONAL MAGNUM FUND
                      MORGAN STANLEY JAPANESE EQUITY FUND
                       MORGAN STANLEY LATIN AMERICAN FUND
                               PORTFOLIOS OF THE

                   MORGAN STANLEY FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the investment adviser, administrator and the distributor; (ii) clarify descriptions of certain shareholder services; (iii) detail the Funds' investment policies with respect to certain derivative instruments; (iv) update the descriptions of the portfolio managers of the Latin American Fund; and (v) supersede all previous supplements. The Prospectus is amended and supplemented as follows:
                                 --------------

    On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of Morgan Stanley Asset Management Inc. (the "Adviser") and Van Kampen American Capital Distributors, Inc. (the "Distributor"). The Adviser and the Distributor are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.
                                 --------------

    The Date of the Prospectuses delivered on or after April 9, 1997 is January 2, 1997, as amended and supplemented April 9, 1997.
                                 --------------

    Under the heading "SHAREHOLDER SERVICES -- SYSTEMATIC WITHDRAWAL PLAN" on page 53, the first sentence of the second paragraph is deleted and replaced with the following:

        The CDSC on Class B and Class C shares is waived for withdrawals under the Systematic Withdrawal Plan of a maximum 1% per month, 3% per quarter, 6% semiannually or 12% annually, of the initial value of a shareholder's account.

                                 --------------

    Under the heading "REDEMPTION OF SHARES -- GENERAL REDEMPTION INFORMATION" on pages 56-57, the fourth paragraph is deleted and replaced with the following:

        Reinstatement privileges (as otherwise described under "Reinstatement Privilege of Each Class" above) also extend to participants in eligible retirement plans held or administered by Van Kampen American Capital Trust Company who repay the principal and interest on borrowings from such plans.

                                 --------------

    The first paragraph on page 25 is supplemented as follows:

        The Board of Directors has determined that, in light of the increased presence of telecommunications companies in the Latin American markets, the Fund's ability to achieve its investment objective would be materially adversely affected if it were not permitted to invest more than 25% of its assets in securities of companies in the telecommunications industries of the Latin American countries in which the Fund invests. In accordance with the Fund's investment restrictions and as a result of the Board's action, the Fund is required to invest at least 25% of its total assets in securities of Latin American issuers engaged in the telecommunications industry. The Fund will remain so invested until the Board determines that the Fund should invest less than 25% of its assets in that industry. Because the Fund will have a more concentrated position in the securities of a single sector within the Latin American securities markets, the Fund will be subject to certain risks with respect to these portfolio securities. Market price movements affecting telecommunications companies and their securities will have a greater impact on the Fund's performance because of the more concentrated position in such securities. Telecommunications may be subject to greater government regulation than many other industries. Changes in government policies and the need to obtain regulatory approvals may have a material effect on products and services offered by telecommunications companies. Technological and structural developments may adversely affect the profitability of telecommunications companies. To better control the Fund's exposure to such risks, the Board has limited investments in telecommunications securities to not more than 40% of the Fund's assets.

                                 --------------

    The section entitled "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" on pages 29-30 is deleted.

    The section entitled "OPTIONS TRANSACTIONS" on pages 32-33 is deleted.

    The section entitled "SWAPS" on page 35 is deleted.

    After the section entitled "ZERO COUPONS: PAY-IN-KIND; DEFERRED PAYMENT SECURITIES" on page 36, the following sections are inserted:

    DERIVATIVE INSTRUMENTS

        The Funds are permitted to invest in various derivative instruments for both hedging and non-hedging purposes. Derivative instruments include options, futures and options on futures, structured notes, caps, floors, collars and swaps. Additionally, the Funds may invest in other derivative instruments that are developed over time if their use would be consistent with the objectives of the Funds. Each Fund, other than the Global Equity Fund (as described below), will limit its use of the foregoing derivative instruments for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivative instruments. In addition, no Fund, other than the Global Equity Fund, will enter into futures contracts and options on futures contracts to the extent that the notional value of its outstanding obligations to purchase securities under such contracts would exceed 20% of its total assets. The Global Equity Fund will limit its use of the foregoing derivative instruments to 50% of its total assets measured by the aggregate notional amount of outstanding derivative instruments, provided that no more than 33 1/3% of its total assets are invested, for non-hedging purposes, in derivatives other than futures and options on futures. The Funds' investments in forward foreign currency contracts and derivatives used for hedging purposes are not subject to the limits described above.

        The Funds may use derivatives instruments under a number of different circumstances to further their investment objectives. The Funds may use derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such derivatives. For example, a Fund may purchase derivatives to quickly gain exposure to a market in response to changes in the Fund's asset allocation policy or upon the inflow of investable cash when the derivative provides greater liquidity than the underlying securities market. A Fund may also use derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of a pricing differential between the derivatives and securities markets or because of lower transaction costs associated with the derivatives transaction. Derivatives may also be used by a Fund for hedging purposes and under other circumstances in which a Fund's portfolio managers believe it advantageous to do so consistent with the Fund's investment objective. The Funds will not, however, use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Fund's investment policies, and then only in a manner consistent with such policies.

        Some of the derivative instruments in which the Funds may invest and the risks related thereto are described in more detail below.

    CAPS, FLOORS AND COLLARS

        The Funds may invest in caps, floors and collars, which are instruments analogous to options. In particular, a cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call option. Finally, a collar is an instrument that combines a cap and a floor. That is, the buyer of a collar buys a cap and writes a floor, and the writer of a collar writes a cap and buys a floor. The risks associated with caps, floors and collars are similar to those associated with options. In addition, caps, floors and collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        The Funds may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

        The Funds may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Funds may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, may depend on the development of such markets.

        The Funds may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Funds may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.

        The Funds may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Funds may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

        Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Funds may engage in financial futures contracts for hedging and non-hedging purposes.

        Under rules adopted by the Commodity Futures Trading Commission, each Fund may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Fund's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

        Gains and losses on futures contracts and options thereon depend on the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Fund and the prices of futures and options relating to investments purchased or sold by the Fund, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Fund will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing.

    OPTIONS TRANSACTIONS

        The Funds may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to securities, instruments, indices or baskets thereof in which such Funds may invest, as well as with respect to foreign currency. Purchasing a put option gives a Fund the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option. Purchasing a call option gives a Fund the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option.

        Each Fund also may write (i.e., sell) put and call options on investments held in its portfolio, as well as with respect to foreign currency. A Fund that has written an option receives a premium, which increases the Fund's return on the underlying security or instrument in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Fund will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. The Funds may only write options that are "covered." A covered call option means that so long as the Fund is obligated as the writer of the option, it will earmark or segregate sufficient liquid assets to cover its obligations under the option or own (i) the underlying security or instrument subject to the option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the option, or (iii) a call option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short option position.

        By writing (or selling) a put option, a Fund incurs an obligation to buy the security or instrument underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election. The Funds may also write options that may be exercisable by the purchaser only on a specific date. A Fund that has written a put option will earmark or segregate sufficient liquid assets to cover its obligations under the option or will own a put option on the same underlying security with an equal or higher strike price.

        The Funds may engage in transactions in options which are traded on recognized exchanges or over-the-counter. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such options markets. The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Fund and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

    STRUCTURED NOTES

        Structured Notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Funds may use structured notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

    SWAPS -- SWAP CONTRACTS

        Swaps and Swap Contracts are derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket thereof or index for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed-income index. The currency swaps in which the Funds may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

        A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Company's Board of Directors.

        Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid. Swaps that include caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" swaps.

        The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used.

                                 --------------

    Under the heading "MANAGEMENT OF THE COMPANY," the third paragraph on page 39 is deleted and replaced with the following:

        LATIN AMERICAN FUND -- ROBERT L. MEYER AND ANDY SKOV. Robert Meyer and Andy Skov share primary responsibility for managing the Fund's assets. Robert Meyer joined the Adviser in 1989 and is now a Managing Director of the Adviser and Morgan Stanley. Born in Argentina, Mr. Meyer received a B.A. in Economics and Political Science from Yale University and a J.D. from Harvard Law School. Mr. Meyer is also a Chartered Financial Analyst. Andy Skov joined the Adviser in 1994 as a Portfolio Manager. Currently, he is a Vice President of the Adviser. Prior to joining the Adviser, he worked in the Latin America group at Bankers Trust in corporate finance, research and sales; two of those years he spent in Argentina. He graduated from the University of California at Berkeley with a B.A. (Phi Beta Kappa) in Political Science and Economics Development.
                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED JULY 1, 1997
                    TO THE PROSPECTUS DATED JANUARY 2, 1997

                     MORGAN STANLEY AGGRESSIVE EQUITY FUND
                       MORGAN STANLEY AMERICAN VALUE FUND
                       MORGAN STANLEY EQUITY GROWTH FUND
                       MORGAN STANLEY MID CAP GROWTH FUND
                      MORGAN STANLEY U.S. REAL ESTATE FUND
                           MORGAN STANLEY VALUE FUND

                               PORTFOLIOS OF THE

                   MORGAN STANLEY FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    The Prospectus is being amended and supplemented to: (i) reflect changes to the parent of the investment advisers, administrators and the distributor; (ii) detail the Funds' revised investment policies with respect to certain derivative instruments; (iii) reflect changes in the portfolio managers of the American Value and Value Funds; (iv) reflect a clarification in the market capitalizations of those companies in which the American Value Fund primarily intends to invest; and (v) supersede all prior supplements. The Prospectus is amended and supplemented as follows:

                                 --------------

    On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. merged to form Morgan Stanley, Dean Witter, Discover & Co. Prior thereto, Morgan Stanley Group Inc. was the parent of Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP (the "Advisers") and Van Kampen American Capital Distributors, Inc. (the "Distributor). The Advisers and the Distributor are now subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.

                                 --------------

    The second and third sentences of the first paragraph under "THE AMERICAN VALUE FUND" on page 14 are deleted and replaced with the following:

        The Fund invests primarily in corporations domiciled in the United States with equity market capitalizations in the range of the companies represented in the Russell 2500 Small Company Index, but may invest in similar sized foreign companies. Such range is currently $70 million to $1 billion, but the range fluctuates over time with the equity market. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in equity securities whose market capitalization is up to the top of the range represented in the Index.

                                 --------------

    The section entitled "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" on page 22 is deleted.

    The section entitled "OPTIONS TRANSACTIONS" on pages 23-24 is deleted.

    The section entitled "SWAPS" on page 26 is deleted.

    After the section entitled "ZERO COUPONS: PAY-IN-KIND; DEFERRED PAYMENT SECURITIES" on page 27, the following sections are inserted:

    DERIVATIVE INSTRUMENTS

        The Funds are permitted to invest in various derivative instruments for both hedging and non-hedging purposes. Derivative instruments include options, futures and options on futures, structured notes, caps, floors, collars and swaps. Additionally, the Funds may invest in other derivative instruments that are developed over time if their use would be consistent with the objectives of the Funds. Each of the Funds, other than (to the extent described below), the Equity Growth, Mid Cap Growth and Value Funds, will limit its use of the foregoing derivative instruments for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivative instruments. In addition, none of the Aggressive Equity, American Value and U.S. Real Estate Funds will enter into futures contracts and options on futures contracts to the extent that the notional value of its outstanding obligations to purchase securities under such contracts would exceed 20% of its total assets. The Equity Growth Fund will limit its use of derivative instruments to 50% of its total assets measured by the aggregate notional amount of outstanding derivative instruments, provided that no more than 33 1/3% of its total assets are invested, for non-hedging purposes, in derivatives other than futures and options on futures. The Mid Cap Growth and Value Funds will not enter into futures contracts to the extent that each Fund's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options transactions would exceed 50% of its total assets. The Funds' investments in forward foreign currency contracts and derivatives used for hedging purposes are not subject to the limits described above.

        The Funds may use derivatives instruments under a number of different circumstances to further their investment objectives. The Funds may use derivatives when doing so provides more liquidity than the direct purchase of the securities underlying such derivatives. For example, a Fund may purchase derivatives to quickly gain exposure to a market in response to changes in the Fund's asset allocation policy or upon the inflow of investable cash when the derivative provides greater liquidity than the underlying securities market. A Fund may also use derivatives when it is restricted from directly owning the underlying securities due to foreign investment restrictions or other reasons or when doing so provides a price advantage over purchasing the underlying securities directly, either because of a pricing differential between the derivatives and securities markets or because of lower transaction costs associated with the derivatives transaction. Derivatives may also be used by a Fund for hedging purposes and under other circumstances in which a Fund's portfolio managers believe it advantageous to do so consistent with the Fund's investment objective. The Funds will not, however, use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Fund's investment policies, and then only in a manner consistent with such policies.

        Some of the derivative instruments in which the Funds may invest and the risks related thereto are described in more detail below.

    CAPS, FLOORS AND COLLARS

        The Funds may invest in caps, floors and collars, which are instruments analogous to options. In particular, a cap is the right to receive the excess of a reference rate over a given rate and is analogous to a put option. A floor is the right to receive the excess of a given rate over a reference rate and is analogous to a call option. Finally, a collar is an instrument that combines a cap and a floor. That is, the buyer of a collar buys a cap and writes a floor, and the writer of a collar writes a cap and buys a floor. The risks associated with caps, floors and collars are similar to those associated with options. In addition, caps, floors and collars are subject to risk of default by the counterparty because they are privately negotiated instruments.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        The Funds may purchase and sell futures contracts and options on futures contracts, including but not limited to securities index futures, foreign currency exchange futures, interest rate futures contracts and other financial futures. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, instrument or basket thereof, at a specific future date and at a specified price. An option on a futures contract is a legal contract that gives the holder the right to buy or sell a specified amount of futures contracts at a fixed or determinable price upon the exercise of the option.

        The Funds may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or purchase securities index futures in order to gain market exposure. Subject to applicable laws, the Funds may engage in transactions in securities index futures contracts (and options thereon) which are traded on a recognized securities or futures exchange, or may purchase or sell such instruments in the over-the-counter market. There currently are limited securities index futures and options on such futures in many countries, particularly emerging countries. The nature of the strategies adopted by the Advisers, and the extent to which those strategies are used, may depend on the development of such markets.

        The Funds may engage in transactions involving foreign currency exchange futures contracts. Such contracts involve an obligation to purchase or sell a specific currency at a specified future date and at a specified price. The Funds may engage in such transactions to hedge their respective holdings and commitments against changes in the level of future currency rates or to adjust their exposure to a particular currency.

        The Funds may engage in transactions in interest rate futures transactions. Interest rate futures contracts involve an obligation to purchase or sell a specific debt security, instrument or basket thereof at a specified future date at a specified price. The value of the contract rises and falls inversely with changes in interest rates. The Funds may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates.

        Financial futures are futures contracts relating to financial instruments, such as U.S. Government securities, foreign currencies and certificates of deposit. Such contracts involve an obligation to purchase or sell a specific security, instrument or basket thereof at a specified future date at a specified price. Like interest rate futures contracts, the value of financial futures contracts rises and falls inversely with changes in interest rates. The Funds may engage in financial futures contracts for hedging and non-hedging purposes.

        Under rules adopted by the Commodity Futures Trading Commission, each Fund may enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Fund's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-hedging activities.

        Gains and losses on futures contracts and options thereon depend on the Advisers' ability to predict correctly the direction of securities prices, interest rates and other economic factors. Other risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of investments held by a Fund and the prices of futures and options relating to investments purchased or sold by the Fund, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position. The risk that a Fund will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid exchange or secondary market. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the high degree of leverage involved in futures pricing.

    OPTIONS TRANSACTIONS

        The Funds may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to securities, instruments, indices or baskets thereof in which such Funds may invest, as well as with respect to foreign currency. Purchasing a put option gives a Fund the right to sell a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option. Purchasing a call option gives a Fund the right to purchase a specified security, currency or basket of securities or currencies at the exercise price until the expiration of the option.

        Each Fund also may write (i.e., sell) put and call options on investments held in its portfolio, as well as with respect to foreign currency. A Fund that has written an option receives a premium, which increases the Fund's return on the underlying security or instrument in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Fund will limit its opportunity to profit from an increase in the market value of the underlying security or instrument above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. The Funds may only write options that are "covered." A covered call option means that so long as the Fund is obligated as the writer of the option, it will earmark or segregate sufficient liquid assets to cover its obligations under the option or own (i) the underlying security or instrument subject to the option, (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the security or instrument subject to the option, or (iii) a call option on the same underlying security with a strike price no higher than the price at which the underlying instrument was sold pursuant to a short option position.

        By writing (or selling) a put option, a Fund incurs an obligation to buy the security or instrument underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election. The Funds may also write options that may be exercisable by the purchaser only on a specific date. A Fund that has written a put option will earmark or segregate sufficient liquid assets to cover its obligations under the option or will own a put option on the same underlying security with an equal or higher strike price.

        The Funds may engage in transactions in options which are traded on recognized exchanges or over-the-counter. There currently are limited options markets in many countries, particularly emerging countries, and the nature of the strategies adopted by the Advisers and the extent to which those strategies are used will depend on the development of such option markets. The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Fund and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

    STRUCTURED NOTES

        Structured Notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The Funds may use structured notes to tailor their investments to the specific risks and returns the Advisers wish to accept while avoiding or reducing certain other risks.

    SWAPS -- SWAP CONTRACTS

        Swaps and Swap Contracts are derivatives in the form of a contract or other similar instrument in which two parties agree to exchange the returns generated by a security, instrument, basket thereof or index for the returns generated by another security, instrument, basket thereof or index. The payment streams are calculated by reference to a specific security, index or instrument and an agreed upon notional amount. The relevant indices include but are not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Funds may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

        A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Company's Board of Directors.

        Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. In contrast, currency swaps may involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap may be subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid. Swaps that include caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than "traditional" swaps.

        The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisers are incorrect in their forecasts of market values, interest rates and currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used.

                                 --------------

    Under the heading "MANAGEMENT OF THE COMPANY" the first paragraph on page 29 is deleted and replaced with the following:

        AMERICAN VALUE FUND - GARY G. SCHLARBAUM, WILLIAM B. GERLACH AND BRADLEY S. DANIELS. Messrs. Schlarbaum, Gerlach and Daniels share primary responsibility for managing the American Value Fund. Gary G. Schlarbaum, a Managing Director of Morgan Stanley, joined Miller Anderson & Sherrerd, LLP ("MAS") in 1987. He assumed responsibility for the MAS Funds' Equity and Small Cap Value Portfolios in 1987, the MAS Funds' Balanced Portfolio in 1992 and the MAS Funds' Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum also is a Director of MAS Fund Distribution, Inc. He previously was with First Chicago Investment Advisers and was a Professor at the Krannert Graduate School at Purdue University. Mr. Schlarbaum holds a B.A. in Economics from Coe College and a Ph.D. in Applied Economics from University of Pennsylvania. Mr. Schlarbaum assumed primary responsibility for managing the Fund's assets in January, 1997. Mr. Gerlach joined the Adviser in July, 1996 and has worked with the Adviser's affiliate MAS for the past five years. He became a portfolio manager of the Fund in November, 1996. Mr. Gerlach also became a portfolio manager of the MAS Funds' Small Cap Value and Mid Cap Value Portfolios in 1996. Previously, he was with Alphametrics Corporation and Wharton Econometric Forecasting Associates. Mr. Gerlach holds a B.A. in Economics from Haverford College. Bradley S. Daniels, a Vice President of Morgan Stanley, joined MAS in 1985. He assumed responsibility for the MAS Funds' Small Cap Value Portfolio in 1986 and the MAS Funds' Mid Cap Value Portfolio in 1994.

                                 --------------

On page 30, the first full paragraph is deleted and replaced with the following:

        VALUE FUND -- ROBERT J. MARCIN, RICHARD M. BEHLER AND NICHOLAS J. KOVICH. Messrs. Marcin, Behler and Kovich share primary responsibility for managing the Value Fund. Robert J. Marcin, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds' Value Portfolio in 1990 and the MAS Funds' Equity Portfolio in 1994. Prior to joining MAS, Mr. Marcin was an Account Executive at Smith Barney Harris Upham and Company, Inc. Mr. Marcin holds a B.A. (Cum Laude) from Dartmouth College and is a Chartered Financial Analyst. Richard M. Behler, a Principal of Morgan Stanley, joined MAS in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital Management and as a Senior Vice President for Merrill Lynch Economics from 1987 through 1992. He assumed responsibility for the MAS Funds' Value Portfolio in

    1996. Mr. Behler holds a B.A. (Cum Laude) in Economics from Villanova University and an M.A. and Ph.D. in Economics from University of Notre Dame. Nicholas J. Kovich, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds' Equity Portfolio in 1994 and the MAS Funds' Value Portfolio in 1997. Mr. Kovich received a B.S. in Chemical Engineering and an M.B.A. from University of Kansas.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SUPPLEMENT DATED JULY 1, 1997
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 2, 1997

                   MORGAN STANLEY FUND, INC. (THE "COMPANY")
                                P.O. BOX 418256
                             KANSAS CITY, MISSOURI
                                     64141
                                 -------------

    The Statement of Additional Information ("SAI") is being amended and supplemented to: (i) reflect changes to the parent of the investment advisers, administrators and distributor; (ii) reflect changes in the Company's policies regarding investments in certain instruments; and (iii) reflect changes in the Board of Directors and officers of the Company. The SAI is amended and supplemented as follows:

                                 --------------

    Under the section entitled "FUTURES CONTRACTS" on pages 7-8, the first paragraph is deleted and replaced with the following:

        Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or a specific currency at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, index or currency, traded in the United States are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

    On page 7, the first sentence of the third paragraph is deleted and replaced with the following:

        The Funds may purchase and sell indexed financial futures contacts.

    On page 7, the first sentence of the fourth paragraph is deleted and replaced with the following:

        The Funds may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result.

                                 --------------

    The section entitled "RESTRICTIONS ON THE USE OF FUTURES CONTRACTS" on page 8, is deleted and replaced with the following:

    RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. None of the Funds will enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, none of the Funds will enter into futures contracts and options on futures contracts to the extent that the notional value of its outstanding obligations to purchase securities under such contracts would exceed 20% (50% for the Mid Cap Growth, Value, Equity Growth, Emerging Markets Debt and Global Equity Funds) of its total assets. See also, "Investment Limitations" for further restrictions applicable to the Funds.

                                 --------------

    Under the section entitled "RISK FACTORS IN FUTURES TRANSACTIONS" on page 8, the second paragraph is deleted and replaced with the following:

        The Funds will minimize the risk that they will be unable to close out a futures contract by generally entering into futures which are traded on recognized international or national futures exchanges and for which there appears to be a liquid secondary market, however, the Funds may enter into over-the-counter futures transactions to the extent permitted by applicable law.

                                 --------------

    Under the section entitled "OPTIONS ON FOREIGN CURRENCIES" on pages 9-10, the first sentence of the first paragraph is deleted and replaced with the following:

        The Funds may attempt to accomplish objectives similar to those described above with respect to forward foreign currency exchange contracts and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges.

                                 --------------

    Under the section entitled "OPTIONS TRANSACTIONS" on page 10, the first sentence of the first paragraph is deleted and replaced with the following:

        The Non-Money Market Funds may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Fund at the stated exercise price.

                                 --------------

        On page 21, Category I Funds' non-fundamental investment limitation no. (1) is deleted and the remaining limitations are renumbered accordingly.

                                 --------------

        On page 23, Category II Funds' non-fundamental policy nos. (1) and
    (2) are deleted and the remaining limitations are renumbered accordingly.

                                 --------------

    Under the section entitled "DISTRIBUTION OF FUND SHARES," the last sentence of the second paragraph is hereby deleted and replaced with the following:

        The Plans for the Class A, Class B and Class C shares of the Non-Money Market Funds were most recently approved by the Company's Board of Directors, including those directors who are not "interested persons" of the Company as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on December 12, 1996 and the Plan for the Money Market Funds was most recently approved at the same meeting.

                                 --------------

    Under the heading "REDEMPTION OF SHARES" on page 20, the following sub-sections are inserted:

    CONTINGENT DEFERRED SALES CHARGE -- CLASS A

        For certain full service participant directed profit sharing and money purchase plans and qualified 401(k) retirement plans and for investments in the amount of $1,000,000 or more of Class A shares of the Fund ("Qualified Purchaser"), the front-end sales charge will be waived and a contingent deferred sales charge ("CDSC -- Class A") of 1.00% is imposed in the event of certain redemptions within one year of the purchase. If a CDSC -- Class A is imposed upon redemption, the amount of the

    CDSC -- Class A will be equal to the lesser of 1.00% of the net asset value of the shares at the time of purchase or 1.00% of the net asset value of the shares at the time of redemption.

        The CDSC -- Class A will be imposed only if a Qualified Purchaser redeems an amount which caused the value of the account to fall below the total dollar amount of purchase payments made by the Qualified Purchaser without an initial sales charge during the one year period prior to the redemption. The CDSC -- Class A will be waived in connection with redemptions by certain Qualified Purchasers (e.g., in retirement plans qualified under Section 401(a) of the Code and deferred compensation plans under Section 457 of the Code) required to obtain funds to pay distributions to beneficiaries pursuant to the terms of the plans. Such payments include, but are not limited to, death, disability, retirement or separation from service. No CDSC -- Class A will be imposed on exchanges between funds. For purposes of the CDSC -- Class A, when shares of one fund are exchanged for shares of another fund, the purchase date for the shares of the fund exchanged into will be assumed to be the date on which shares were purchased in the fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC -- Class A rather than a front-end load sales charge. In determining whether a CDSC -- Class A is payable, it is assumed that shares held the longest are the first to be redeemed.

        Cumulative Purchase Discounts and Letters of Intent apply to the net asset value privilege. Also, in order to establish an amount of $1,000,000 or more, a Qualified Purchaser may aggregate shares of the Participating Funds described in the Prospectus.

    WAIVER OF CLASS B AND CLASS C CONTINGENT DEFERRED SALES CHARGE ("CDSC --
     CLASS B AND C")

        As described in the Prospectus under "Redemption of Shares," redemptions of Class B shares and Class C shares will be subject to a CDSC. The CDSC -- Class B and C may be waived on redemptions of Class B shares and Class C shares in the circumstances described below:

       (a)  Redemption Upon Disability or Death

        The Fund will waive the CDSC -- Class B and C on redemptions following the death or disability of a Class B shareholder and Class C shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Company does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC -- Class B and C.

        In cases of disability or death, the CDSC -- Class B and C will be waived where the decedent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC --

    Class B and C applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

       (b) Redemption in Connection with Certain Distributions from Retirement Plans

        The Company will waive the CDSC -- Class B and C when a total or partial redemption is made in connection with certain distributions from retirement plans. The charge will be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more of the Van Kampen American Capital Funds; in such event, as described below, the Fund will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC -- Class B and C is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The charge also will be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code
    Section 72(m)(7) and 72(t)(2)(A)(ii)). In addition, the charge will be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

        The Company does not intend to waive the CDSC -- Class B and C for any distributions from IRAs or other retirement plans not specifically described above.

                                 --------------

        At the Company's May 21, 1997 Board of Directors meeting, the Board accepted, effective May 31, 1997, the resignation of Warren J. Olsen and, effective May 21, 1997, the resignation of James R. Rooney.

        Accordingly, under the section entitled "MANAGEMENT OF THE COMPANY" on page 26, the information with respect to Warren J. Olsen is deleted and on page 27, the information with respect to James R. Rooney is deleted.

                                 --------------

    Under the heading "INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS" on page 28, the first sentence of the first paragraph is deleted and replaced as follows:

        MSAM is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

                                 --------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE